Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended
	Oct. 31, 2024	Oct. 20, 2024	Jun. 16, 2024	Jun. 03, 2024	Nov. 30, 2024	Jul. 31, 2024	Dec. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Oct. 31, 2024	Mar. 31, 2025	Oct. 31, 2024	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2025	Apr. 30, 2025	Apr. 30, 2025
C000251727 [Member]
Account Value [Line Items]
Accumulated Value	$ 9,783	$ 10,000			$ 10,562		$ 10,806		$ 11,250	$ 10,245		$ 8,741		$ 9,038
C000251728 [Member]
Account Value [Line Items]
Accumulated Value	9,660	10,000			10,184		10,217		10,494	10,033		8,897		9,191
C000249930 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,209					$ 10,581			$ 11,610		$ 10,335
C000249928 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,570					$ 9,679				$ 10,375		$ 9,287
Russell 1000 Index [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,467					10,868			11,603		10,677
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Accumulated Value	9,747	10,000	$ 10,000		10,320	$ 10,101	10,074		10,354	10,219		9,643		9,578
MSCI All Country World Index [Member]
Account Value [Line Items]
Accumulated Value	9,751	10,000			10,116		9,876		10,208	10,146		9,746		9,836
MSCI ACWI Information Technology 10 40 Index [Member]
Account Value [Line Items]
Accumulated Value	9,638	10,000			10,055		10,106		10,271	9,941		9,075		9,341
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,394					$ 10,875			$ 11,914		$ 10,705
Morningstar Global Artificial Intelligence Select Index [Member]
Account Value [Line Items]
Accumulated Value	$ 9,384	$ 10,000			$ 10,318		$ 10,370		$ 10,900	$ 10,093		$ 8,807		$ 9,077